Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes
23.	Income taxes:

Major components of the Company’s income tax (provision) / benefit for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Year ended December 31,
	2021	2020	2019
Current:
U.S. Operations		$—	$—
Foreign	675	1,024	2
Total current income tax provision / (benefit)	675	1,024	2
Deferred:
U.S. Operations	—	—	—
Foreign	(191)	(643)	(719)
Total deferred income tax provision / (benefit)	(191)	(643)	(719)
Total income tax provision / (benefit)	$484	$381	$(717)

Income (loss) from continuing operations before income taxes for the years ended December 31, 2021, 2020 and 2019 consists of the following:

	Year ended December 31,
	2021	2020	2019
U.S. Operations	$(31,499)	$(5,834)	$863
Foreign	(36,528)	(23,637)	(30,324)
Total	$(68,027)	$(29,471)	$(29,461)

The annual income tax benefit (expense) is different from the amount that would be provided by applying the statutory federal income tax rate to the Company’s pretax (loss) income. The reasons for the difference are:

	Year ended December 31,
	2021	2020	2019
U.S. Federal tax rate	21%	21%	21%
Expected income tax benefit (expense) at U.S. Federal tax rate	$(14,286)	$(6,189)	$(6,187)
Reconciling items:
Difference between statutory and foreign tax rate	(151)	654	1,796
Permanent differences	3,695	962	(373)
Change in valuation allowance	11,823	4,821	4,067
Difference in current versus future tax rates	(351)	(322)	—
Impact of changes in tax rates	(608)	693	(8)
Other	362	(238)	(12)
Income tax benefit (expense)	$484	$381	$(717)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 are presented below.

	As at December 31,
	2021	2020
Deferred tax assets:
Intangible assets	$91	$89
Exploration mineral interest	19,488	14,004
Net operating losses	22,498	17,249
Foreign capital losses	4,285	4,251
Share issuance costs	202	179
Convertible debt	960	—
Other	97	15
Total gross deferred tax assets	47,621	35,787
Less: valuation allowance	(45,619)	(35,521)
Net deferred tax assets	2,002	266
Deferred tax liabilities:
Exploration mineral interest	(6,303)	(4,585)
Intangible assets	—	(162)
Property, plant and equipment	(1,081)	(1,828)
Total gross deferred tax liabilities	(7,384)	(6,575)
Net deferred tax liability	$(5,382)	$(6,309)

The Company evaluated the positive and negative evidence available to determine the amount of valuation allowance required on its deferred tax assets. Due to the early stage of exploration, the Company has recognized a valuation allowance against deferred income tax assets in excess of those supported by the reversal of taxable temporary differences. As of December 31, 2021, a $45.7 million valuation allowance has been provided. The changes in the valuation allowance for the years ended December 31, 2021 and 2020 are as follows:

	As at December 31,
	2021	2020
Balance, beginning of year	$(35,521)	$(30,742)
(Increase) decrease due to foreign currency translation	1,614	(195)
(Increase) related to non-utilization of deferred tax assets due to uncertainty of recovery and (increase) related to non-utilization of net operating loss carryforwards	(11,823)	(4,717)
Decrease related to utilization and expiration of deferred tax assets, other	111	242
Items in equity	—	(109)
Balance, end of year	(45,619)	(35,521)

As of December 31, 2021, the Company has the following net operating loss carryforwards for income tax purposes:

Country	Losses	Expiry
U.S.A.	$24,651	2036 to 2041
Canada	44,790	2030 to 2041
China	21,697	2026 to 2031
Colombia	46	2030 to 2032
Peru	64	Indefinite

The Company’s utilization of U.S. net operating loss carryforwards may be subject to annual limitations if there is a change in control as defined under Internal Revenue Code Section 382. As of December 31, 2021, no change in control has occurred in the Ivanhoe Electric group.

The Company file’s income tax returns in the U.S. federal jurisdiction, various U.S. state and foreign jurisdictions.

The Company had no unrecognized income tax benefits as of December 31, 2021 or 2020. Due to the net operating loss carryover position coupled with the lack of any unrecognized tax benefits, the Company has not provided for any interest or penalties associated with any uncertain tax positions. If interest and penalties were to be assessed, the Company would charge interest to interest expense, and penalties to general and administrative expense. It is not anticipated that there will be any significant changes to unrecognized tax benefits within the next 12 months.

The Company has not recognized a deferred tax liability related to its investments in foreign subsidiaries that are essentially permanent in duration. It is not practicable to estimate the amount of deferred tax liability related to investments in these foreign subsidiaries.